FARM BUREAU LIFE INSURANCE COMPANY
Farm Bureau Life Annuity Account
Supplement Dated May 2, 2013
to the
Prospectus for Variable Annuity Contract
(dated May 1, 2009)

This supplement updates certain information about the variable annuity contract (the "Contract") included in the above referenced prospectus. Please read this supplement carefully and retain it with your Contract prospectus for future reference.

Effective June 1, 2013, we will increase the current charge for the contract administrative charge and asset-based administrative charge and the current charge for the Guaranteed Minimum Income Benefit, Incremental Death Benefit and Performance Enhanced Death Benefit Riders to the maximum guaranteed level specified in the Contract or Rider, as applicable, and prospectus for the Contract. In that regard, we are modifying the sections of the prospectus noted below.

On page 5 of the prospectus, the disclosure pertaining to the contract administrative charge and asset-based administrative charge in the section entitled, "FEE TABLES - Periodic Charges," is replaced in its entirety with the following:

					Guaranteed
Periodic Charge				Maximum Charge		Current Charge

Contract Administrative Charge (3)	$5 monthly		$5 monthly
Asset-Based Administrative Charge (4)	0.04%			0.04%

(3) We deduct the contract administrative charge on each Monthly
Anniversary.
(4) We deduct an asset-based administrative charge on each Monthly Anniversary for the life of the Contract. This charge is based on the Variable Accumulated Value.

On page 5 of the prospectus, the disclosure pertaining to the charges for the Guaranteed Minimum Income Benefit, Incremental Death Benefit and Performance Enhanced Death Benefit Riders in the section entitled, "FEE TABLES - Optional Rider Charges," is replaced in its entirety with the following:

Optional Rider Charges
(as a percentage of 			Guaranteed
Accumulated Value)			Maximum Charge		Current Charge

Guaranteed Minimum Income Benefit
Rider Charge (5)			0.08%			0.08%



Incremental Death Benefit Rider
Charge (5)
       Issue Ages 0-65			0.03%			0.03%
       Issue Ages 66-75			0.06%			0.06%

Performance Enhanced Death
Benefit Rider Charge (5)
	Issue Ages 0-65			0.05%			0.05%
	Issue Ages 66-75		0.10%			0.10%


(5) We deduct the charges for the Guaranteed Minimum Income Benefit, Incremental Death Benefit and Performance Enhanced Death Benefit Riders from the Accumulated Value on each Monthly Anniversary. If the Accumulated Value is invested solely in the Subaccounts, then the fees for these riders could be added to "Separate Account Annual Expenses" in the table of Periodic Charges. If you surrender the Contract prior to the Monthly Anniversary, we will deduct the charge for the Rider on a pro-rated basis.

On page 6 of the prospectus, the section entitled, "FEE TABLES -
Annual Investment Option Operating Expenses," and the narrative text immediately preceding that section, are replaced in their entirety with the following:

The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2012. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses
(expenses that are deducted from Investment Option assets) (6)

						Minimum		Maximum
Total Annual Investment Option Operating
Expenses (expenses that are deducted from
Investment Option assets, including
management fees, distribution fees and/or
service (12b-1) fees and other expenses		0.35%		2.25%

(6) For certain Investment Options, certain expenses were reimbursed or Fees waived during 2012. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, Annual Investment Option operating expenses would have been:

						Minimum		Maximum
Total Annual Investment Option Operating
Expenses (expenses that are deducted from
Investment Option assets, including management
fees, distribution and/or service (12b-1) fees
and other expenses)				0.35%		1.30%

On pages 6 through 8 of the prospectus, the section entitled, "FEE TABLES - Examples," is replaced in its entirety with the following:



Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract administrative charge, asset based administrative charge, mortality and expense risk fees, Investment Option fees and expenses, Guaranteed Minimum Income Benefit rider charge, the Incremental Death Benefit Rider charge and the Performance Enhanced Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider and the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
$1,324		$2,380		$3,411		$5,960

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year		3 Years		5 Years		10 Years
$1,235		$2,294		$3,327		$5,960

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year		3 Years		5 Years		10 Years
$614		$1,862		$3,075		$5,960

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider and the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
$1,157		$1,899		$2,646		$4,632

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year		3 Years		5 Years		10 Years
$1,066		$1,807		$2,553		$4,632

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year		3 Years		5 Years		10 Years
$431		$1,350		$2,276		$4,632

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider or the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
$1,089		$1,653		$2,228		$3,818

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year		3 Years		5 Years		10 Years
$998		$1,559		$2,131		$3,818

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year		3 Years		5 Years		10 Years
$358		$1,088		$1,840		$3,818

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider or the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
$915		$1,119		$1,323		$1,955

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year		3 Years		5 Years		10 Years
$821		$1,019		$1,216		$1,955

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year		3 Years		5 Years		10 Years
$168		$520		$897		$1,955

(1) Selection of an annuity payment period with a duration greater than one year would result in lower one-, three- and five-year expense figures.
For purposes of determining the surrender charge percentage that would apply upon annuitization, and in calculating the surrender charge that would apply in the case of annuitization under fixed payment option A, B or D, the Company will add (a) the number of years for which payments will be made under the annuity payment option selected to (b) the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur.

On page 9 of the prospectus, the fourth sentence in the section entitled "SUMMARY OF THE CONTRACT - Premiums" is replaced in its entirety with the following:

Premiums greater than $250,000 are subject to Company approval. We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

On page 11 of the prospectus, in the section entitled, "SUMMARY OF THE CONTRACT - CHARGES AND DEDUCTIONS", the following paragraphs are amended to read as follows:

Contract Administrative Charge. We deduct a monthly administrative charge of $5 (see "CHARGES AND DEDUCTIONS - Annual Administrative
Charge").

Asset-Based Administrative Charge. We currently deduct an asset-based administrative charge equal to 0.04% of Variable Accumulated Value on each Monthly Anniversary (see "CHARGES AND DEDUCTIONS -
Asset-Based Administrative Charge").

Guaranteed Minimum Income Benefit Charge. We currently deduct a charge for the Guaranteed Minimum Income Benefit Rider equal to 0.08% of Accumulated Value on each Monthly Anniversary (see "CHARGES AND DEDUCTIONS - Guaranteed Minimum Income Benefit Charge").

Incremental Death Benefit Rider. We currently deduct a charge for the Incremental Death Benefit Rider equal to 0.03% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age between 0-65 years (0.06% of Accumulated Value for an Annuitant(s) with an issue age of 66-75) (see "CHARGES AND DEDUCTIONS - Incremental Death Benefit Rider").

Performance Enhanced Death Benefit Charge. We currently deduct a charge for the Performance Enhanced Death Benefit rider equal to 0.05% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age between 0-65 years (0.10% for an Annuitant(s) with an issue age of 66-75 years) (see "CHARGES AND DEDUCTIONS - Performance Enhanced Death Benefit Charge").

On page 21 of the prospectus, the fourth sentence in the first paragraph in the section entitled "DESCRIPTION OF ANNUITY CONTRACT - Premiums" is replaced in its entirety with the following:

Premiums greater than $250,000 are subject to Company approval. We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

On page 33 of the prospectus, the fifth sentence in the first paragraph in the section entitled "DESCRIPTION OF ANNUITY CONTRACT - Death Benefit Before the Retirement Date - Performance Enhanced Death Benefit Rider" is replaced in its entirety with the following:

If you elect this rider, on each Monthly Anniversary, we will deduct 0.05% of your Contract's Accumulated Value for Annuitant(s) with an issue age between 0 and 65 years, and 0.10% for Annuitant(s) with an issue age between 66 and 75 years.

On page 34 of the prospectus, the fourth sentence in the first paragraph in the section entitled "DESCRIPTION OF ANNUITY CONTRACT - Death Benefit Before the Retirement Date - Incremental Death Benefit Rider" is replaced in its entirety with the following:

If you elect this rider, we will deduct 0.03% of your Contract's Accumulated Value on each Monthly Anniversary (0.06% of your Contract's Accumulated Value for Annuitants with an issue age of 66-75) (see "CHARGES AND DEDUCTIONS - Incremental Death Benefit Rider").

On page 41 of the prospectus, the section entitled "CHARGES AND
DEDUCTIONS - Contract Administrative Charge" is replaced in its entirety with the following:

We currently deduct a contract administrative charge of $5 on each Monthly Anniversary. We deduct this charge from your Accumulated
Value and use it to reimburse us for administrative expenses relating to your Contract. We do not assess this charge during the annuity payment period.

On page 41 of the prospectus, the first sentence in the section entitled "CHARGES AND DEDUCTIONS - Asset-Based Administrative Charge" is replaced in its entirety with the following:

We currently deduct an asset-based administrative charge equal to 0.04% of Variable Accumulated Value on each Monthly Anniversary through the cancellation of Subaccount units.

On page 42 of the prospectus, the first sentence in the section entitled "CHARGES AND DEDUCTIONS - Guaranteed Minimum Income Benefit Rider Charge" is amended to read as follows:

We currently deduct a charge for the Guaranteed Minimum Income
Benefit Rider ("GMIB Rider") equal to 0.08% of your Accumulated
Value on each Monthly Anniversary.

On page 42 of the prospectus, the section entitled "CHARGES AND
DEDUCTIONS - Incremental Death Benefit Rider Charge" is replaced in its entirety with the following:

We currently deduct a charge for the Incremental Death Benefit
Rider equal to 0.03% of Accumulated Value on each Monthly
Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.06% for Annuitant(s) with an issue age of 66-75 years).
We deduct this charge on each Contract Anniversary.

On page 42 of the prospectus, the first sentence in the section entitled "CHARGES AND DEDUCTIONS - Performance Enhanced Death Benefit Rider Charge" is amended to read as follows:

We currently deduct a charge for the Performance Enhanced Death Benefit Rider equal to 0.05% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.10% for an Annuitant(s) with an issue age of 66-75 years).

*	*	*

If you have any questions regarding this supplement, please contact the Company at 1-800-247-4170 or contact your registered representative.